Shareholder Report, Average Annual Return (Details) WE0000000002521A_Dimensional International High Profitability ETF_Single_TSR Annual {Single}	12 Months Ended	43 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional International High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional International High Profitability ETF – NAV
Average Annual Return, Percent	20.35%	8.28%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	10.23%